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                                                          ----------------------
Prospectus                                                GE Institutional Funds

January 28, 1999

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Equity Funds

U.S. Equity Fund
S&P 500 Index
Mid-Cap Growth Fund
Mid-Cap Value Equity Fund
Small-Cap Value Equity Fund
International Equity Fund
Emerging Markets Fund
Premier Growth Equity Fund
Value Equity Fund
Europe Equity Fund

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Income Funds

Income Fund

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Asset Allocation Funds

Strategic Investment Fund

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Money Market Funds

Money Market Fund

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Like all mutual funds, the Funds' shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[LOGO]  We bring good things to life.

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                      ----------------------------------------------------------
                      Contents

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GE Institutional Funds Prospectus


Equity Funds                          2
U.S. Equity Fund                      4
S&P 500 Index Fund                    6
Premier Growth Equity Fund            8
Value Equity Fund                     9
Mid-Cap Growth Fund                  10
Mid-Cap Value Equity Fund            12
Small-Cap Value Equity Fund          13
International Equity Fund            14
Europe Equity Fund                   16
Emerging Markets Fund                18


Income Funds                         20
Income Fund                          22


Asset Allocation Funds               24
Strategic Investment Fund            26


Money Market Funds                   28
Money Market Fund                    30


Fund Expenses                        32

More on Strategies and Risks         36
More on Risks                        36
Other Risk Considerations            40
More on Investment Strategies        41


About the Investment Adviser         46
Investment Adviser and Administrator 46
About the Funds' Portfolio Managers  47
About the Sub-Advisers               48
Prior Performance Information        52

How to Invest                        54
Investor Advantages                  54
Opening an Account                   54
How to Buy Shares                    54
Eligible Investors                   55
How to Redeem Shares                 56
How to Exchange Shares               57
Shareholder Servicing and
  Distribution Plan                  57

Dividends, Capital Gains and Other
  Tax Information                    58

Calculating Share Value              59

Appendix: Financial Highlights       60

Additional information regarding GE Institutional Funds is contained in the Statement of Additional Information dated January 28, 1999, which is incorporated by reference into (legally forms a part of) this Prospectus.

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2  GE Institutional               Equity Funds
   Funds Prospectus

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An investment in an Equity Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investment in the Equity Funds is subject to risk, including possible loss of principal invested.


Equity funds generally invest in equity securities. Equity securities may include common stocks, preferred stocks, depositary receipts, convertible preferred stocks, convertible bonds, convertible debentures, convertible notes, and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation. Equity funds have more potential for capital growth than other funds, but they have greater risk.


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                                                                               3

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The following are important definitions that may be unfamiliar to an investor reading about the Equity Funds:


Foreign securities include interests in or obligations of entities located outside of the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (a) is organized, (b) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (c) has at least 50% of its assets situated or (d) has the principal trading market for its securities. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.


Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

Convertible securities may be debt or equity securities that pay interest or dividends and that may be converted on specified terms into the stock of the issuer.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.


Types of investment styles the Equity Funds may use


Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than value stocks and the market averages.

Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, value stock valuation levels are lower than growth stocks.

The above definitions should be read together with the fund summaries on the following pages to the extent applicable.

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------------------------

4  GE Institutional
   Funds Prospectus
   Equity Funds

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U.S. Equity Fund

-------------------
Investment Objective: Seeks long-term growth of capital.

The Strategy

The U.S. Equity Fund invests primarily in equity securities of U.S. companies. The portfolio managers use a Multi-Style(Registered) investment strategy that combines growth and value investment management styles. As a result, the portfolio has characteristics similar to the Standard & Poor's 500 Composite Stock Index, including capital appreciation and income. Stock selection is key to the performance of the Fund.


Through fundamental company research, the portfolio managers seek to identify securities of large companies with characteristics such as:

o  attractive valuations
o  financial strength
o  high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in foreign securities and debt securities. The Fund generally intends to hold its investments for a long time, which results in a relatively low portfolio turnover rate. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in this Fund are stock market risk and style risk. To the extent that the portfolio managers invest in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk.

If you would like additional information regarding the Fund's investment strategies and risks, please refer to "More on Strategies and Risks" later in this Prospectus.

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                                                                      ----------
                                                                               5

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Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.


During the period presented in the bar chart, the Fund's highest return for a quarter was 19.90% for the quarter ended December 31, 1998. The Fund's lowest return for a quarter was -10.08% for the quarter ended September 30, 1998.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500 Index (Registered). The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.

----------------------------------------

Calendar Year Total Returns

Investment Class Shares*

[BAR CHART]

  1998

   24%

Average Annual Total Return
(as of December 31, 1998)

                                          Since
                        1 Year          Inception**
                       --------        -------------
U.S. Equity Fund
  Investment Class      23.75%            24.62%
S&P 500 Index           28.70%            28.36%

Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.

* As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.

** Inception date (commencement of operations):  November 25, 1997

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

----------------------

6  GE Institutional
   Funds Prospectus
   Equity Funds

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S&P 500 Index Fund

Investment Objective: Seeks growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Index.

The Strategy

The S&P 500 Index Fund invests primarily in equity securities of companies contained in the Standard & Poor's 500 Composite Stock Index (S&P 500 Index(Registered)).* The portfolio manager seeks to replicate the return of the S&P 500 Index while holding transaction costs low and minimizing portfolio turnover. The portfolio manager uses a passive management approach to select a representative group of stocks within the S&P 500 Index. The portfolio manager also may use statistical selection to determine which securities within the Index to purchase or sell for the Fund. The Fund generally will not hold all the securities that comprise the Index and, in some cases, the Fund's weightings in particular industry segments represented in the Index may differ significantly from those of the Index.


The Fund also may invest to a lesser extent in securities that are not in the S&P 500 Index, foreign securities and debt securities. The Fund generally intends to hold its investments for a long time, which results in a relatively low portfolio turnover rate. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work. The Fund will not adopt a temporary defensive strategy in times of declining stock prices and therefore you will bear the risk of such declines.

The Risks

The principal risks of investing in this Fund are stock market risk and the risk that the Fund's return may not correlate exactly with that of the S&P 500 Index. To the extent that the portfolio managers invest in foreign securities and debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk.

If you would like additional information regarding the Fund's investment strategies and risks, please refer to "More on Strategies and Risks" later in this Prospectus.

* Standard & Poor's(Registered), S&P(Registered), and S&P 500(Registered) are trademarks of the The McGraw-Hill Companies, Inc. and have been licensed for use. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in securities generally or in this Fund particularly or the ability of the S&P 500 Index to track general stock market performance. Please see the statement of additional information for additional disclaimers and liabilities regarding Standard & Poor's.

                                                                      ----------
                                                                               7

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Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.


During the period presented in the bar chart, the Fund's highest return for a quarter was 21.50% for the quarter ended December 31, 1998. The Fund's lowest return for a quarter was -9.81% for the quarter ended September 30, 1998.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500 Index(Registered)). The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.



Calendar Year Total Returns
Investment Class Shares*

[BAR CHART]

     1998
     ----
     29%



Average Annual Total Return
(as of December 31, 1998)

                                                         Since
                                        1 Year         Inception**
                                        ------         -----------
S&P 500 Index Funds
Investment Class                        29.24%           28.65%
S&P 500 Index                           28.70%           28.36%

Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.

* As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.

** Inception date (commencement of operations): November 25, 1997


All mutual funds use a standard formula to calculate total return.
Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

----------------------
8  GE Institutional
   Funds Prospectus
   Equity Funds

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Premier
Growth
Equity Fund

Investment
Objective:
Seeks long-term
growth of
capital and
future income.

The Strategy

The Premier Growth Equity Fund invests primarily in a limited number of equity securities of large- and medium-sized companies with above-average growth histories and/or growth potential. The portfolio manager chooses equity securities from a number of industries based on the merits of individual companies. Stock selection is key to the performance of the Fund.


The portfolio manager seeks to identify stocks of growth companies with characteristics such as:


o above-average annual growth rates
o financial strength
o leadership in their respective industries
o high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in foreign securities and debt securities. The Fund generally intends to hold its investments for a long time, which results in a relatively low portfolio turnover rate. The portfolio manager may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


The Risks


The principal risks of investing in this Fund are stock market risk and style risk. To the extent that the portfolio manager invests in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk.

If you would like additional information regarding the Fund's investment strategies and risks, please refer to "More on Strategies and Risks" later in this Prospectus.

Fund Background


No performance figures are shown because the Fund lacks an operating history as of the date of this Prospectus.

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                                                                      9

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Value
Equity Fund

Investment
Objective:
Seeks long-term
growth of
capital and
future income.

The Strategy

The Value Equity Fund invests primarily in equity securities of large U.S. companies that are undervalued by the market but have solid growth prospects. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic problems. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of companies with characteristics such as:

o low prices in relation to their peers and the overall market
o the potential for long-term earnings growth
o higher-than-average dividend yields
o strong management
o financial strength
o attractive upside potential and limited downside risk

The Fund also may invest to a lesser extent in foreign securities and debt securities. The Fund generally intends to hold its investments for a long time, which results in a relatively low portfolio turnover rate. The portfolio manager may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in this Fund are stock market risk and style risk. To the extent that the portfolio manager invests in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk.

If you would like additional information regarding the Fund's investment strategies and risks, please refer to "More on Strategies and Risks" later in this Prospectus.

Fund Background


No performance figures are shown because the Fund lacks an operating history as of the date of this Prospectus.

----------------------
10 GE Institutional
   Funds Prospectus
   Equity Funds

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Mid-Cap
Growth
Fund

Investment
Objective:
Seeks long-term
growth of
capital.

The Strategy

The Mid-Cap Growth Fund invests primarily in equity securities of mid-cap companies with above-average growth potential. The Fund defines a mid-cap company as one with a market capitalization within the capitalization range of the Standard & Poor's MidCap 400 Stock Index. As of January 6, 1999, the market capitalization of companies in the index ranged from $271 million to $11.4 billion. The portfolio manager will not sell a stock merely because the market capitalization of a company in the portfolio moves above or below the maximum or minimum capitalization of the index. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of growth companies with characteristics such as:

o above-average revenue and earnings growth

o reasonable valuation

o attractive products or services

o financial strength

o strong competitive positions within their industries

o high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in securities with capitalizations outside the mid-cap range, foreign securities and debt securities. The portfolio manager may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in this Fund are stock market risk and style risk. To the extent that the portfolio manager invests in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk.

If you would like additional information regarding the Fund's investment strategies and risks, please refer to "More on Strategies and Risks" later in this Prospectus.

                                                                      ----------
                                                                      11

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Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.


During the period presented in the bar chart, the Fund's highest return for a quarter was 19.50% for the quarter ended December 31, 1998. The Fund's lowest return for a quarter was -18.25% for the quarter ended September 30, 1998.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's MidCap 400 Stock Index (S&P MidCap Index). The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.


Calendar Year Total Returns
Investment Class Shares*

[BAR CHART]

     1998
     ----
      5%

Average Annual Total Return
(as of December 31, 1998)

                                            Since
                            1 Year        Inception**
                            ------        -----------
Mid-Cap Growth Fund
  Investment Class          4.64%            5.49%
S&P MidCap Index           18.78%           21.59%

Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.

* As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.


** Inception date (commencement of operations): November 25, 1997

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

-----------------------
12  GE Institutional
    Funds Prospectus
    Equity Funds

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Mid-Cap
Value Equity
Fund

Investment
Objective:
Seeks long-term
growth of
capital.

The Strategy

The Mid-Cap Value Equity Fund invests primarily in equity securities of mid-cap companies that the portfolio manager believes are undervalued by the market and have above-average growth potential. The dollar-weighted median market capitalization of the companies in the Fund's portfolio will fall within the mid-cap range defined by the Morningstar rating agency, between $1.3 and $8.4 billion as of December 31, 1998. Stock selection is key to the performance of the Fund.


The Fund is value oriented and seeks to identify undervalued companies where a catalyst exists to recognize value or improve a company's profitability. Examples of these catalysts are:

o new management
o industry consolidation
o company restructuring
o change in the company's fundamentals


The Fund also may invest to a lesser extent in foreign securities and debt securities. The portfolio manager may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


The Risks

The principal risks of investing in this Fund are stock market risk and style risk. To the extent that the portfolio manager invests in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk.

If you would like additional information regarding the risks associated with this Fund, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------

Fund Background


The Fund does not have any performance history as of the date of this Prospectus. Performance information will be included in the Fund's next available annual or semi-annual report.


Prior performance information of Jon Bosse, the Fund's portfolio manager, can be found under "Prior Performance Information" beginning on page 52.

                                                                      ----------
                                                                      13

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Small-Cap
Value
Equity Fund

Investment
Objective:
Seeks long-term
growth of
capital.

The Strategy

The Small-Cap Value Equity Fund invests primarily in equity securities of small-cap companies that are undervalued by the market but have solid growth prospects. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic problems. The Fund defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000 Index. As of December 31, 1998, the market capitalization of companies in the index ranged from $4.4 million to $3.4 billion. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves above or below the maximum or minimum capitalization of the index. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

o high quality management
o attractive products or services
o appropriate capital structure
o strong competitive positions in their industries
o management focused on generating shareholder value

The Fund also may invest to a lesser extent in securities with capitalizations outside the small-cap range, debt securities and foreign securities. The Fund generally intends to hold its investments for a long time, which results in a relatively low portfolio turnover rate. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in this Fund are stock market risk and style risk. To the extent that the portfolio managers invest in foreign securities or debt securities, the Fund would be subject to foreign exposure risk, interest rate risk and credit risk.

If you would like additional information regarding the Fund's investment strategies, please refer to "More on Strategies and Risks" later in this Prospectus.

----------

Fund Background


Because the Fund recently commenced operations, no performance figures are shown. Performance information will be included in the Fund's next available annual or semi-annual report.


Prior Performance information of the Senior Investment Commitee of Palisade Capital Management, L.L.C., the Fund's sub-adviser, can be found under "Prior Performance Information" beginning on page 50.

-------------------------
14  GE Institutional
    Funds Prospectus
    Equity Funds

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International Equity Fund

Investment Objective:
Seeks long-term growth of capital.

The Strategy

The International Equity Fund invests primarily in equity securities of companies in developed and developing countries other than the United States. The portfolio managers focus on companies that they expect will grow faster than relevant markets and whose security price does not fully reflect their potential growth. Under normal circumstances, the Fund's assets are invested in no fewer than three different countries. The portfolio managers consider the following factors in determining where an issuer is located: country of organization, primary securities trading market, location of assets, or country where the issuer derives at least half of its revenues and profits. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of growth companies with characteristics such as:

o  low prices relative to their long-term cash earnings potential
o  potential for significant improvement in the company's business
o  financial strength
o  sufficient liquidity

The Fund also may invest to a lesser extent in debt securities. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in this Fund are stock market risk, foreign exposure risk, style risk and emerging markets risk. To the extent that the portfolio managers invest in debt securities, the Fund would be subject to interest rate risk and credit risk.

If you would like additional information regarding the investment strategies and risks associated with this Fund, please refer to "More on Strategies and Risks" later in this Prospectus.

                                                                      ----------
                                                                              15

--------------------------------------------------------------------------------

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.


During the period presented in the bar chart, the Fund's highest return for a quarter was 19.65% for the quarter ended December 31, 1998. The Fund's lowest return for a quarter was 17.74% for the quarter ended September 30, 1998.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Morgan Stanley Capital International Europe Australasia Far East Index (MSCI EAFE Index). The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.


Calendar Year Total Returns
Investment Class Shares*

[BAR CHART]

1998
----
17%


Average Annual Total Return
(as of December 31, 1998)

                                             Since
                              1 Year      Inception**
                              ------      -----------
International Equity Fund
  Investment Class            17.32%        18.40%
MSCI EAFE Index               20.00%        20.28%


Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.

* As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.


** Inception date (commencement of operations): November 25, 1997

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

-------------------------

16  GE Institutional
    Funds Prospectus
    Equity Funds

--------------------------------------------------------------------------------

Europe Equity Fund

Investment Objective: Seeks long-term growth of capital.


Developed European countries currently include:

Austria
Belgium
Denmark
Finland
France
Germany
Greece
Ireland
Italy
Luxembourg
the Netherlands
Norway
Portugal
Spain
Sweden
Switzerland
United Kingdom


The Strategy


The Europe Equity Fund invests primarily in equity securities of issuers located in developed European countries. The portfolio managers focus on countries that are expected to grow faster than relevant markets and whose security price does not fully reflect their potential growth. Under normal circumstances, the Fund's assets are invested in no fewer than three different countries. The portfolio managers consider the following factors in determining whether a company is located in Europe: country of organization, primary securities trading market, location of assets, or country where the issuer derives at least half of its revenues and profits. Stock selection is key to the performance of the Fund.


The portfolio managers seek to identify securities of growth companies with characteristics such as:
o low prices relative to their long-term cash earnings potential
o potential for significant improvement in the company's business
o financial strength
o sufficient liquidity

The Fund may also invest to a lesser extent in securities of companies representing European emerging market countries, developed or emerging countries outside of Europe (including the United States), and debt securities. European emerging market countries include the Czech Republic, Poland, Hungary, Turkey, Russia and other former republics of the Soviet Union. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in this Fund are stock market risk, foreign exposure risk and style risk. To the extent that the portfolio managers invest in securities of emerging market countries and debt securities, the Fund would be subject to emerging markets risk, interest rate risk and credit risk.


Because the Fund targets a single region, investors should expect the Fund to be more volatile than a more geographically diversified equity fund. Fund performance is closely tied to economic and political conditions within Europe.

If you would like additional information regarding the risks associated with this Fund, please refer to "More on Strategies and Risks" later in this Prospectus.

Fund Background

Because the Fund is new, it does not have any performance history. Performance information will be included in the Fund's next available annual or semi-annual report.

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                                                                              17
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

-------------------------
18  GE Institutional
    Funds Prospectus
    Equity Funds

--------------------------------------------------------------------------------

Emerging Markets Fund

Investment Objective: Seeks long-term growth of capital.

The Strategy

The Emerging Markets Fund invests primarily in equity securities of issuers located in emerging markets. The portfolio managers focus on companies that are expected to grow faster than relevant markets and whose security price does not fully reflect their potential growth. Under normal circumstances, the Fund's assets are invested in no fewer than three different countries. The portfolio managers consider which emerging market countries in which to invest based on certain factors, including investment restrictions, tax barriers, local market cycles, economic outlook for growth, currency exchange rates and the political environment. The portfolio managers consider the following factors in determining whether an issuer is located in an emerging market country: country of organization, primary securities trading market, location of assets, or country where the issuer derives at least half of its revenues and profits.


An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the Morgan Stanley Capital International Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.


The portfolio managers seek to identify securities of growth companies with characteristics such as:
o low prices relative to their long-term cash earnings potential
o potential for significant improvement in the company's business
o financial strength
o sufficient liquidity

The Fund may also invest to a lesser extent in securities of companies located in countries other than emerging market countries (including the United States) and debt securities. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Risks

The principal risks of investing in this Fund are stock market risk, foreign exposure risk, emerging markets risk and style risk. To the extent that the portfolio managers invest in debt securities, the Fund would be subject to interest rate risk and credit risk.


If you would like additional information regarding the risks associated with this Fund, please refer to "More on Strategies and Risks" later in this Prospectus.

                                                                      ----------
                                                                              19

--------------------------------------------------------------------------------

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.


During the period presented in the bar chart, the Fund's highest return for a quarter was 19.93% for the quarter ended December 31, 1998. The Fund's lowest return for a quarter was -27.56% for the quarter ended September 30, 1998.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Morgan Stanley Emerging Markets Free Index (MSCI EMF Index). The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.



Calendar Year Total Returns
Investment Class Shares*

[BAR CHART]

1998
----
-20%


Average Annual Total Return
(as of December 31, 1998)

                                         Since
                             1 Year   Inception**
                             ------   -----------
Emerging Markets Fund
  Investment Class          -20.13%     -16.86%
MSCI EMF Index              -25.34%     -20.84%

Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.

* As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.


** Inception date (commencement of operations): November 25, 1997

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

-------------------------------------------------
20  GE Institutional              Income Funds
    Funds Prospectus

--------------------------------------------------------------------------------

An investment in the Income Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investment in the Income Fund is subject to risk, including possible loss of principal invested.


Income funds generally invest in debt securities. Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest. Income funds provide regular income and some provide federally tax-exempt income.



The following are important definitions that may be unfamiliar to an investor reading about the Income Fund:

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card receivables or auto loans.

Cash and cash equivalents are highly liquid and highly rated instruments such as commercial paper and bank deposits.

Corporate bonds are debt securities issued by companies.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:
o Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions or by foreign branches of U.S. corporations and financial institutions
o Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the U.S.
o Securities denominated in currencies other than U.S. dollars.

                                                                      ----------
                                                                              21

--------------------------------------------------------------------------------

High yield securities are debt securities of corporations, preferred stock and convertible bonds and convertible preferred stock rated Ba through C by Moody's or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody's or S&P, are considered by portfolio management to be of equivalent quality. High yield securities include bonds rated below investment grade, sometimes called "junk bonds," and are considered speculative by the major credit rating agencies.


Investment grade securities are rated Baa or better by Moody's and BBB or better by S&P or are comparably rated by another nationally recognized statistical rating organization, or, if not rated, are of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.



Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie
Mac) and other government agencies and private issuers. They may also include collateralized mortgage obligations ("CMOs") which are derivative securities that are fully collateralized by a portfolio of mortgages.



Money market securities are short-term debt securities of the U.S. government, banks and corporations. The Fund may invest in money market securities through investments in the GEI Short-Term Investment Fund (Investment Fund). The Investment Fund is advised by GE Investment Management, which charges no advisory fee for such services.



Municipal securities are debt obligations of local, state or regional governments. Municipal securities generally include both municipal bonds (securities with maturities of more than one year) and municipal notes (typically, securities with maturities of one year or less). They may be a general obligation of the municipality that issued them or they may be secured by the revenues of a special project or facility. Income derived from investments in municipal securities is typically exempt from Federal income tax, however, capital gains are subject to Federal tax.



Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated price and time -- usually the next day.



U.S. Government securities are issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the federal government. Other U.S Government securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All U.S. Government securities are considered highly creditworthy.



Derivative Securities (securities whose values are based on other securities, currencies or indices) include options (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, futures contracts, swaps, interest-only and principal-only debt securities, certain mortgage-backed securities like CMOs, and structured securities.

Maturity -- the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Weighted average maturity -- the length of time in days or years until the average security in a money market or bond fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates an income fund's sensitivity to changes in interest rates. In general, the longer a fund's average weighted maturity, the more its share price will fluctuate in response to changing interest rates.


Duration -- a mathematical calculation of the average life of a bond (or portfolio of bonds) that serves as a useful measure of the security's sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond's price for every one percent change in the interest rate.


The above definitions should be read together with the fund summary on the following pages to the extent applicable.

-------------------------
22  GE Institutional
    Funds Prospectus
    Income Funds

--------------------------------------------------------------------------------

Income Fund

Investment Objective: Seeks maximum income consistent with prudent investment management and the preservation of capital.

The Strategy


The Income Fund invests primarily in a variety of debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities, and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years.

The portfolio managers seek to identify debt securities with characteristics such as:
o attractive yields and prices
o the potential for capital appreciation
o reasonable credit quality

The Fund also may invest to a lesser extent in asset-backed securities and foreign securities. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Fund's investment strategy may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and shareholders to incur increased taxes on their investment in the Fund.

The Risks

The principal risks of investing in this Fund are interest rate risk, credit risk and prepayment risk. To the extent that the portfolio managers invest in foreign securities, the Fund would be subject to foreign exposure risk. Certain portfolio securities are derivative securities that carry derivative securities risk.

If you would like additional information regarding the risks associated with this Fund, please refer to "More on Strategies and Risks" later in this Prospectus.

                                                                      ----------
                                                                              23

--------------------------------------------------------------------------------

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.


During the period presented in the bar chart, the Fund's highest return for a quarter was 3.57% for the quarter ended September 30, 1998. The Fund's lowest return for a quarter was 0.43% for the quarter ended December 31, 1998.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Aggregate Bond Index (LB Aggregate Bond Index). The table reflects the impact of the Fund's expenses and assumes that you sold your shares at the end of each period.



Calendar Year Total Returns
Investment Class Shares*

[BAR CHART]

1998
----
8.46%


Average Annual Total Return
(as of December 31, 1998)



                                    Since
                         1 Year   Inception**
                         ------   -----------
Income Fund

  Investment Class        8.46%       8.66%
LB Aggregate Bond Index   8.67%       8.97%

Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.

* As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.



** Inception date (commencement of operations): November 21, 1997


All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

-----------------------------------------------
24  GE Institutional              Asset
    Funds Prospectus              Allocation
                                  Funds

--------------------------------------------------------------------------------

An investment in the Asset Allocation Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other agency. Investment in the Asset Allocation Fund is subject to risk, including possible loss of principal invested.



Asset allocation funds are designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers. They provide an investor with a means to diversify by investing in a core portfolio that typically holds both equity securities and debt securities. Although an investor may achieve the same level of diversification by buying individual Equity or Income Funds, the Strategic Investment Fund presents a diversification alternative within one fund.

                                                                      ----------
                                                                              25

--------------------------------------------------------------------------------

The following are important definitions that may be unfamiliar to an investor reading about the Strategic Investment Fund:



Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.



Equity securities may include common stocks, preferred stocks, depositary receipts, convertible preferred stocks, convertible bonds, convertible debentures, convertible notes, and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.



Foreign securities include interests in or obligations of entities located outside of the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (a) is organized, (b) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (c) has at least 50% of its assets situated or (d) has the principal trading market for its securities. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts. Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.



The above definitions should be read together with the fund summary on the following page.

-----------------------------

26  GE Institutional
    Funds Prospectus
    Asset Allocation Funds

--------------------------------------------------------------------------------

Strategic Investment Fund

Investment Objective:

Seeks to maximize total return, consisting of capital appreciation and current income.

The Strategy

The Strategic Investment Fund invests in both equity securities and debt securities. The portfolio managers follow an asset allocation process established by GE Investment Management's Asset Allocation Committee to diversify holdings across asset classes. It is likely that the Fund will maintain a weighting in U.S. equity securities, debt securities and foreign securities based on the relative attractiveness of the asset classes. The Fund invests in equity securities principally for their capital appreciation potential and debt securities principally for their income potential. Within each asset class, the portfolio managers use active security selection to choose securities based on the merits of individual issuers.

The portfolio managers seek to identify equity securities of companies with characteristics such as:
o strong earnings growth
o attractive prices
o apresence in successful industries
o high quality management.


The portfolio managers seek to identify debt securities with characteristics such as:
o attractive yields and prices
o the potential for capital appreciation
o reasonable credit quality


The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Fund's asset allocation process may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and shareholders to incur increased taxes on their investment in the Fund.

The Risks

The principal risks of investing in this Fund are stock market risk, foreign exposure risk, interest rate risk, credit risk and prepayment risk. Certain portfolio securities are derivative securities that carry derivative securities risk.

If you would like additional information regarding the Fund's investment strategies and risks, please refer to "More on Strategies and Risks" later in this Prospectus.

Fund Background



No performance figures are shown because the Fund lacks an operating history as of the date of this Prospectus.

                                                                      ----------
                                                                              27

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


-------------------------------------------

28  GE Institutional              Money
    Funds Prospectus              Market
                                  Funds

--------------------------------------------------------------------------------

Money market funds invest in short-term, high quality debt securities. They seek to provide stability of principal and regular income. The income provided by a money market fund varies with interest rate movements.

                                                                      ----------
                                                                              29

--------------------------------------------------------------------------------



The following are important definitions that may be unfamiliar to an investor reading about the Money Market Fund:



U.S. Government securities are issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. Some U.S, Government securities are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All U.S. Government securities are considered highly creditworthy.

Bank Deposits are cash, check or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.

Certificates of Deposit include short-term debt securities issued by banks.

Eurodollar Deposits are deposits issued in U.S. dollars by foreign banks and foreign branches of U.S. banks.

Variable Rate Securities carry interest rates that may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Repurchase Agreements (repos) are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date -- usually the next day.

Foreign debt securities are issued by foreign corporations and governments. They may include the following:
o Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions
o Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the U.S.

The above definitions should be read together with the fund summary on the following pages.

30  GE Institutional
    Funds Prospectus
    Money
    Market Funds

--------------------------------------------------------------------------------

Money Market Fund

Investment Objective: Seeks a high level of current income consistent with the preservation of capital and maintenance of liquidity.


The Strategy


The Money Market Fund invests primarily in short-term, U.S. dollar-denominated money market instruments. The Fund's investments may include government securities, repurchase agreements, commercial paper, variable rate securities, foreign securities and deposits of domestic and foreign banks. The portfolio manager limits investments to high quality securities with maturities of up to 13 months and limits the average maturity to 90 days.



The Fund invests consistent with regulatory standards governing security quality, maturity and portfolio diversification. The Fund may invest more than 25% of its total assets in the banking services industry. Changes in banking regulations or the economy can have a significant negative impact on the banking industry.



All of the Fund's assets are rated in the two highest short-term rating categories (or their unrated equivalents), and 95% of its assets are rated in the highest rating category (or its unrated equivalent) by a nationally recognized statistical rating organization. Additional information about the money market securities in which the Fund may invest, including rating categories, is contained in the statement of additional information.

The Risk

The principal risks of investing in this Fund are interest rate risk, credit risk and foreign exposure risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund's investments could cause the Fund's share price to decline below $1.00.

If you would like additional information regarding the investment strategies and risks associated with this Fund, please refer to "More on Strategies and Risks" later in this Prospectus

                                                                     -----------
                                                                              31

--------------------------------------------------------------------------------

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance. The bar chart illustrates how the Fund's performance varies from year to year over the periods shown.



During the period presented in the bar chart, the Fund's highest return for a quarter was 1.35% for the quarter ended September 30, 1998. The Fund's lowest return for a quarter was 1.26% for the quarter ended December 31, 1998. The Fund's seven day yield was 4.93% and the effective seven day yield was 5.06% as of December 31, 1998.



The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the return of the 90 Day Treasury Bill Rate (90 Day T-Bill). The table reflects the impact of the Fund's expenses. It assumes that you sold your shares at the end of each period.



Calendar Year Total Returns
Investment Class Shares*

[BAR CHART]

1998
----
5%


Average Annual Total Return
(as of December 31, 1998)



                                    Since
                       1 year     Inception**
                       ------     -----------
Money Market Fund

  Investment Class     5.38%          5.40%
90 Day T-Bill          4.88%          4.92%


Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not an indication of future performance.

* As of the date of this Prospectus, Service Class shares have no operating history and therefore performance information is not available. Service Class shares of the Fund pay a shareholder service and distribution fee, which would lower their returns.



** Inception Date (commencement of operations): December 2, 1997


All mutual Funds must use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

-----------------------------------------------------

32  GE Institutional                 Fund Expenses
    Funds Prospectus

--------------------------------------------------------------------------------

Shareholder Transaction Expenses

The Funds impose no sales charge (load) on purchases or reinvested dividends, contingent deferred sales charge, redemption fee or exchange fee.


This following table shows what it will cost you directly or indirectly to invest in a Fund. Annual fund operating expenses come out of a Fund's assets and are reflected in the Fund's share price and dividends.

Annual Fund Operating Expenses
(as a percentage of average net assets)

                                                                  Premier                           Mid-Cap     Small-Cap
                                             U.S.      S&P 500    Growth      Value     Mid-Cap      Value       Value
                                            Equity      Index     Equity     Equity     Growth      Equity       Equity
                                             Fund       Fund       Fund       Fund       Fund        Fund         Fund
--------------------------------------------------------------------------------------------------------------------------
Advisory and Administration Fees
 Investment and Service Class                .55%*     .15%        .55%*      .55%*      .55%*       .65%*        .70%*

Distribution and Service (12b-1) fees:
  Service Class**                            .25%      .25%        .25%       .25%       .25%        .25%         .25%

Other Expenses
  Investment and Service Class               None      None        None       None       None        None         None

Total Operating Expenses
  Investment Class                           .55%      .15%        .55%       .55%       .55%        .65%         .70%
   Service Class                             .80%      .40%        .80%       .80%       .80%        .90%         .95%


* The advisory and administration fee shown is the maximum payable by the Fund; this fee declines incrementally as the Fund's asset increase as described under "About the Investment Adviser."

** The .25% shareholder servicing and distribution fee is intended to compensate GE Investment Management, the Trust's investment adviser and administrator, or enable GE Investment Management to compensate other persons, for expenditures made on behalf of each Fund.



The nature of the services provided to, and the advisory and administration fee paid by, each Fund are described under "About the Investment Adviser." A Fund's advisory and administration fee is intended to be a "unitary" fee that includes any other operating expenses payable by a Fund, except for fees paid to GE Institutional Funds' independent Trustees, shareholder servicing and distribution fees, brokerage fees, and expenses that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).
The amount shown as the advisory and administration fee for a Fund reflects the highest fee payable, and does not reflect that the fee decreases incrementally as Fund assets increase. For the Funds that did not commence operations in 1997, "Other Expenses" are based on estimated amounts for the current fiscal year. "Other Expenses" include only Trustees' fees payable to GE Institutional Funds' independent Trustees, brokerage fees, and expenses that are not normal operating expenses of the Funds. This amount is less than .01%; therefore "Other Expenses" are reflected as "None." Long-term shareholders of the Service Class shares may pay more than the economic equivalent of the maximum front-end sales charge currently permitted by the rules of the National Association of Securities Dealers, Inc. governing investment company sales charges.

                                                                    ----------
                                                                            33
------------------------------------------------------------------------------

Shareholder transaction expenses, if any, are paid directly from your account and are not reflected in the share price. The figures below show actual expenses during the fiscal periods ended September 30, 1998 for those Funds that commenced operations in 1997 and are calculated as a percentage of average net assets.



 International    Europe    Emerging              Strategic      Money
     Equity       Equity    Markets     Income    Investment     Market
     Fund          Fund      Fund        Fund       Fund          Fund

     .75%*         .75%*    1.05%*      .35%*       .45%*        .25%*

     .25%          .25%      .25%       .25%        .25%          .25%

     None          None      None       None        None         None

     .75%          .75%     1.05%       .35%        .45%         .25%
    1.00%         1.00%     1.30%       .60%        .70%         .50%

-----------------------------------------------------
34  GE Institutional               Fund Expenses
    Funds Prospectus

--------------------------------------------------------------------------------

The Impact
of Fund
Expenses

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Although actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that the Fund's operating expenses remain the same.



The example should not be considered to be a representation of past or future expenses of a Fund. Actual expenses may be greater or less than those shown.



Example
                                                   You would pay the following
                                             expenses on a $10,000 investment,
                                                          assuming redemption:


                                   1 Year   3 Years    5 Years   10 Years
U.S. Equity Fund:
        Investment Class             $56      $176      $307       $689
        Service Class                $82      $255      $444       $990

S&P 500 Index Fund:
      Investment Class               $15       $48      $85        $192
      Service Class                  $41      $128     $224        $505

Premier Growth Equity Fund:
      Investment Class               $56      $176     $307        $689
      Service Class                  $82      $255     $444        $990

Value Equity Fund:
      Investment Class               $56      $176     $307        $689
      Service Class                  $82      $255     $444        $990

Mid-Cap Growth Fund:
     Investment Class                $56      $176     $307        $689
     Service Class                   $82      $255     $444        $990

Mid-Cap Value Equity Fund:
    Investment Class                 $66      $208     $362        $810
    Service Class                    $92      $287     $498       $1108

Small-Cap Value Equity Fund:
    Investment Class                 $72      $224     $390        $871
    Service Class                    $97      $303     $525       $1166

International Equity Fund:
    Investment Class                 $77      $240     $417        $930
    Service Class                   $102      $318     $552       $1225

Europe Equity Fund:
    Investment Class                 $77      $240     $417        $930
    Service Class                   $102      $318     $552       $1225

Emerging Markets Fund:
    Investment Class                $107      $334     $579       $1283
    Service Class                   $132      $412     $713       $1568

Income Fund:
    Investment Class                 $36      $113     $197        $443
    Service Class                    $61      $192     $335        $750

Strategic Investment Fund:
    Investment Class                 $46      $144     $252        $567
    Service Class                    $72      $224     $390        $871

Money Market Fund:
    Investment Class                 $26       $80     $141         $318
    Service Class                    $51      $160     $280         $628

                                                                    ----------
                                                                            35
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

------------------------------------------------

36  GE Institutional              More on
    Funds Prospectus              Strategies
                                  and Risks

--------------------------------------------------------------------------------

More on Risks

Like all mutual funds, investing in the GE Institutional Funds involves risk factors and special considerations. A Fund's risk is defined primarily by its principal investment strategies, which are described earlier in this Prospectus. Investments in a Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that a Fund will achieve its investment objective. Investing in shares of a Fund should not be considered a complete investment program. The share value of the Equity Funds, the Income Fund and the Asset Allocation Fund will rise and fall. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.



One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes -- such as stocks, bonds and cash -- and within an asset class -- such as small-cap and large-cap stocks -- can help you manage risk and achieve the results you need to comfortably reach your financial goals.



For more information about the risks associated with the Funds, please see the Statement of Additional Information (SAI), which is incorporated by reference into this Prospectus.



Credit Risk: The price of a bond is affected by the issuer's or counterparty's credit quality. Changes in financial condition and general economic conditions can affect the ability to honor financial obligations and therefore lower credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment grade debt securities may have speculative characteristics. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.



High Yield Securities Risk: Below investment-grade securities, sometimes called "junk bonds," are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund's ability to obtain accurate market quotations when valuing the portfolio securities and calculating a Fund's net asset value. In addition, a Fund may incur additional expenses if a holding defaults and a Fund has to seek recovery of its principal investment.



Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.



Emerging Markets Risk: Emerging markets securities bear most foreign exposure risks discussed below. In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment. Emerging markets countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a Fund investing in emerging markets countries may be required to establish special custody or other arrangements before investing.

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Foreign Exposure Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks which can affect a Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. There may be difficulties enforcing contractual obligations, and it may take more time for transactions to clear and settle. Less information may be available about foreign entities. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include:



o Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.



o Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on a Fund's foreign investments.

o Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.



Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may underperform other funds that employ a different style. A Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.



o Growth Investing Risk: Growth Stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth oriented funds will typically underperform when value investing is in favor.



o Value Investing Risk: Undervalued stock may not realized their perceived value for extended periods of time. Value stocks may respond differently to market and other developments than other types of stocks. Value oriented funds will typically underperform when growth investing is in favor.



o Mid-Cap Company Risk: Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.



o Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, smaller companies are typically subject to a greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies offers potential for above-average returns, the companies may not succeed and the value of stock shares could decline significantly.

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38  GE Institutional
    Funds Prospectus

    More on
    Strategies
    and Risks

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Derivative Securities Risk: Derivative securities (securities whose values are based on other securities, currencies or indices) include options (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, futures contracts, swaps and structured securities. Derivative securities may be used as a direct investment or as a hedge for a Fund's portfolio or a portion of a portfolio. Hedging involves using a security to offset investment risk. Hedging may include reducing the risk of a position held in a portfolio. Hedging and other investment techniques also may be used to increase a Fund's exposure to a particular investment strategy. If the portfolio manager's judgment of market conditions proves incorrect or the strategy does not correlate well with a Fund's investments, the use of derivatives could result in a loss regardless of whether the intent was to reduce risk or increase return and may increase a Fund's volatility. In addition, in the event that non-exchange traded derivatives are used, these derivatives could result in a loss if the counterparty to the transaction does not perform as promised.



Illiquid Securities Risk: Illiquid securities may be difficult to resell at approximately the price they were valued in the ordinary course of business in seven days or less. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the security at all, or forego other investment opportunities, all of which may have an impact on the Fund.

Interest Rate Risk: Bond prices rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond's price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Stock Market Risk: A Fund's share price will move up and down in reaction to stock market movements. Stock prices change daily in response to company activity and general economic and market conditions. A Fund's investments in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of equity securities may decline. Also, equity securities are subject to the risk that a particular issuer's securities may decline in value, even during periods when equity securities in general are rising. Additional stock market risks may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Exposure Risk.

Municipal Securities Risk: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. Income derived from investments in municipal securities typically is exempt from Federal income tax, however capital gains are subject to Federal tax. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.


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                                                                              39

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Prepayment Risk: Prices and yields of mortgage-backed securities assume the securities will be redeemed at a given time. When interest rates decline, mortgage-backed securities experience higher prepayments because the underlying mortgages are repaid earlier than expected. A Fund's portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, mortgage-backed securities experience lower prepayments because the underlying mortgages may be repaid later than expected. This typically reduces the value of the underlying securities.

Repurchase and Reverse Repurchase Agreements Risk: A Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities might decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement. A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase at a higher price under the agreement.

Restricted Securities Risk: Restricted securities may be subject to legal restraints and, therefore, are typically less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by a Fund. Companies whose securities are restricted are not subject to the same investor protection requirements as publicly traded securities.

Institutional Investor Risk: Investors may be materially affected by the actions of other large institutional investors. For example, if a large institutional investor withdraws an investment in a Fund, the Fund could diminish in size by a substantial amount causing the remaining investors to experience higher pro rata operating expenses, resulting in lower returns for such investors. The withdrawal by a large investor also may result insignificant portfolio liquidation expenses that are borne by remaining shareholders.

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40  GE Institutional
    Funds Prospectus

    More on
    Strategies
    and Risks

--------------------------------------------------------------------------------

Other Risk Considerations

EURO Conversion: On January 1, 1999, eleven of the fifteen member countries of the European Economic and Monetary Union (Participating Countries) established fixed conversion rates between their existing sovereign currencies and the EURO, a new common currency in Europe. The introduction of the EURO may result in uncertainties for securities of European companies, European markets and the operation of the Funds. The redenomination of certain European debt and equity securities over a period of time may result in differences in various accounting, tax and/or legal treatments that would not otherwise occur. Market disruptions may occur that could adversely affect the value of European securities and currencies held by the Funds. Other risks relate to the ability of financial institution systems to process EURO transactions.

GE Investment Management has addressed EURO conversion issues in a broad range of areas, including internal business applications, trading systems and accounting systems. In addition, GE Investment Management has worked closely with the Funds' major service providers to address the issue. It is possible, however, that the markets for securities in which certain Funds invest may be adversely affected by the conversion to the EURO. Furthermore, individual issuers may suffer increased costs and decreased earnings due to the long-term impact of EURO conversion.



Year 2000: Like other business organizations and individuals around the world, each of the Funds could be adversely affected if the computer systems used by its Investment Managers and external service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." GE Investment Management is engaged in a multi-year effort to address the Year 2000 Problem in a broad range of areas, including internal business applications, process-enabling systems and facilities. In addition, efforts are underway to track each of the Funds' major service providers to see what they have completed, or have undertaken to address the Year 2000 Problem. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.



Furthermore, it is possible that the markets for securities in which the Funds invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers may be affected by remediation costs. In addition, it has been reported that foreign institutions have made less progress in addressing the Year 2000 Problem than major U.S. entities, which could have a greater impact on certain GE Institutional Funds' investments that are more sensitive to these risks.

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                                                                              41

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More on Investment Strategies

A Fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the Funds' Board of Trustees. No Fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Funds to other risks and considerations, which are discussed in the Funds' SAI.



Holding Cash and Temporary Defensive Positions: Under normal circumstances, each Fund may hold cash and/or money market instruments (i) pending investment, (ii) for cash management purposes, and (iii) to meet operating expenses. A Fund may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (i) without limit hold cash and/or invest in money market instruments, or (ii) restrict the securities markets in which a Fund's assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund's investment objective and strategies. The Funds, other than the Money Market Fund, may invest in money market instruments directly or indirectly through investment in the GEI Short-Term Investment Fund (Investment Fund). The Investment Fund is advised by GE Investment Management, which charges no advisory fee to the Fund.



To the extent that a Fund, other than the Money Market Fund, holds cash or invests in money market instruments, it may not achieve its investment objective.



Various investment techniques are utilized by a Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. For certain Funds, these techniques may involve derivative securities and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of a Fund's portfolio of investments and are not used for leverage. To the extent that a Fund employs these techniques, the Fund would be subject to derivative securities risk.

The following tables summarize each Fund's investment policies and limitations. Percentage figures refer to the percentage of a Fund's assets that may be invested in accordance with the indicated policy.

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42  GE Institutional
    Funds Prospectus
    More on Strategies
    and Risks

--------------------------------------------------------------------------------

                                                           Non-Publicly                    Purchasing and   Purchasing and
                                              Reverse      Traded and     Structured and   Writing          Writing
                                 Repurchase   Repurchase   Illiquid       Indexed          Securities       Securities
                                 Agreements   Agreements   Securities     Securities       Options          Index Options

U.S. Equity Fund                     Yes          Yes          Yes            No              Yes               Yes

S & P 500 Index Fund                 Yes          Yes          Yes            No              Yes               Yes

Premier Growth Equity Fund           Yes          Yes          Yes            No              Yes               Yes

Value Equity Fund                    Yes          Yes          Yes            No              Yes               Yes

Mid-Cap Growth Fund                  Yes          Yes          Yes            No              Yes               Yes

Mid-Cap Value Equity Fund            Yes          Yes          Yes            Yes             Yes               Yes

Small-Cap Value Equity Fund          Yes          Yes          Yes            No              Yes               Yes

International Equity Fund            Yes          Yes          Yes            No              Yes               Yes

Europe Equity Fund                   Yes          Yes          Yes            Yes             Yes               Yes

Emerging Markets Fund                Yes          Yes          Yes            No              Yes               Yes

Income Fund                          Yes          Yes          Yes            Yes             Yes               Yes

Strategic Investment Fund            Yes          Yes          Yes            Yes             Yes               Yes

Money Market Fund                    Yes          Yes          No             No              No                No

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                                                                              43

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
                                                                            Maximum
                                                                            Investment in     Maximum         When-Issued
                    Futures and  Forward       Options     Maximum          Below-Investment  Investment in   and Delayed
                    Options on   Currency      on Foreign  Investment in    Grade Debt        Foreign         Delivery
                    Futures      Transactions  Currencies  Debt Securities  Securities        Securities      Securities

U.S. Equity Fund            Yes          Yes         Yes               35%               5%            15%*           Yes

S&P 500 Index Fund          Yes          Yes         Yes               35%               5%            35%*           Yes

Premier Growth
Equity Fund                 Yes          Yes          No               35%               5%            25%*           Yes

Value Equity Fund           Yes          Yes         Yes               35%               5%            25%*           Yes

Mid-Cap Growth
Fund                        Yes          Yes         Yes     35% (maximum      10% in BB or            35%*           Yes
                                                             of 25% in         B by S&P or
                                                             BBB by S&P,       Ba or B by
                                                             Baa by Moody's    Moody's or
                                                             or equivalent)    equivalent

Mid-Cap Value
Equity Fund                 Yes          Yes         Yes               35%     15% in                  15%*           Yes
                                                                               securities
                                                                               rated BBB or
                                                                               below by S&P
                                                                               or Baa or
                                                                               below by
                                                                               Moody's or
                                                                               equivalent

Small-Cap Value
Equity Fund                  No           No          No               35%              10%            10%*           Yes

International
Equity Fund                 Yes          Yes         Yes               35%               5%           100%            Yes

Europe Equity Fund          Yes          Yes         Yes               35%              15%           100%            Yes

Emerging Markets
Fund                        Yes          Yes         Yes     35% (maximum      10% in BB or           100%            Yes
                                                             of 25% in         B by S&P or
                                                             BBB by S&P,       Ba or B by
                                                             Baa by Moody's    Moody's or
                                                             or equivalent)    equivalent

Income Fund                 Yes          Yes         Yes     100% (maximum     10% in BB or
                                                             of 25%            B by S&P or             35%*           Yes
                                                             BBB by S&P or     Ba or B by
                                                             Baa by Moody's    Moody's or
                                                             or equivalent)    equivalent)

Strategic
Investment Fund             Yes          Yes         Yes     100% (maximum     10% in BB or            30%*           Yes
                                                             of 25%            B by S&P or
                                                             BBB by S&P, or    Ba or B by
                                                             Baa by Moody's    Moody's or
                                                             or equivalent)    equivalent

Money Market
Fund                         No           No          No              100%             None            25%*           Yes



* This limitation excludes ADRs, and securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission and listed on a U.S. national securities exchange or trade on the Nasdaq National Market or the Nasdaq Small-Cap Market.

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44  GE Institutional
    Funds Prospectus
    More on Strategies
    and Risks

--------------------------------------------------------------------------------

                                                     Debt                        Securities                            Participation
                             Lending                 Obligations of              of Other               Floating and   Interests
                             Portfolio   Rule 144A   Supranational   Depositary  Investment  Municipal  Variable Rate  in Municipal
                             Securities  Securities  Agencies        Receipts    Funds       Leases     Instruments    Obligations

U.S. Equity Fund                    Yes         Yes             Yes         Yes          No         No             No*            No

S & P 500 Index Fund                Yes         Yes             Yes         Yes         Yes         No             No*            No

Premier Growth Equity Fund          Yes         Yes             Yes         Yes         Yes         No             No*            No

Value Equity Fund                   Yes         Yes             Yes         Yes         Yes         No             No*            No

Mid-Cap Growth Fund                 Yes         Yes             Yes         Yes         Yes         No             No*            No

Mid-Cap Value Equity Fund           Yes         Yes             Yes         Yes         Yes         No             No*            No

Small-Cap Value Equity Fund         Yes         Yes             Yes         Yes         Yes         No             No*            No

International Equity Fund           Yes         Yes             Yes         Yes         Yes         No             No*            No

Europe Equity Fund                  Yes         Yes             Yes         Yes         Yes         No            Yes             No

Emerging Markets Fund               Yes         Yes             Yes         Yes         Yes         No             No*            No

Income Fund                         Yes         Yes             Yes         Yes         Yes         No            Yes             No

Strategic Investment Fund           Yes         Yes             Yes         Yes         Yes        Yes            Yes            Yes

Money Market Fund                   Yes         Yes             Yes          No          No         No            Yes             No



* Exludes commercial paper and notes with variable and floating rates of interest

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                                                                              45

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
                                                                      Mortgage      Government   Asset Backed
                                                        Custodial     Related       Stripped     Securities and              Short
                             Zero         Municipal     Receipts on   Securities,   Mortgage     Receivable-      Mortgage   Sales
                             Coupon       Obligations   Municipal     including     Related      Backed           Dollar     Against
                             Obligation   Components    Obligations   CMOs          Securities   Securities       Rolls      the Box
U.S. Equity Fund                    Yes            No            No           No            No               No         No        No

S & P 500 Index Fund                 No            No            No           No            No               No         No        No

Premier Growth Equity Fund           No            No            No           No            No               No         No        No

Value Equity Fund                    No            No            No           No            No               No         No       Yes

Mid-Cap Growth Fund                  No            No            No           No            No               No         No       Yes

Mid-Cap Value Equity Fund           Yes            No            No           No            No               No         No       Yes

Small-Cap Value Equity Fund          No            No            No           No            No               No         No       Yes

International Equity Fund            No            No            No           No            No               No         No       Yes

Europe Equity Fund                   No            No            No           No            No               No         No       Yes

Emerging Markets Fund                No            No            No           No            No               No         No       Yes

Income Fund                         Yes            No            No          Yes           Yes              Yes        Yes        No

Strategic Investment Fund           Yes           Yes           Yes          Yes           Yes              Yes        Yes        No

Money Market Fund                    No            No            No           No            No               No         No        No

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46  GE Institutional              About the
    Funds Prospectus              Investment
                                  Adviser

-------------------------------------------------------------------------------

Investment Adviser and Administrator

GE Investment Management Incorporated, located at 3003 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904, is the investment adviser and administrator of each Fund. GE Investment Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. GE Investment Management's principal officers, directors and portfolio managers hold similar positions with General Electric Investment Corporation (GEIC), a wholly-owned subsidiary of GE.



For many years, GE's tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid-1930s, GE pioneered some of the nation's earliest mutual funds, the Elfun Funds -- to be followed years later by the GE Savings and Security Program Funds. The success of these Funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public. As of December 31, 1998, GE's investment advisers manage roughly $78 billion in individual and institutional assets, with over $15 billion in mutual funds alone.



GE Investment Management bases its investment philosophy on two enduring principles. First, GE Investment Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Investment Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.



Each Fund pays GE Investment Management a combined fee for advisory and administrative services that is accrued daily and paid monthly. The advisory and administration fee for each Fund, except the S&P 500 Index Fund, declines incrementally as Fund assets increase. This means that investors pay a reduced fee with respect to Fund assets over a certain level, or "breakpoint." The advisory and administration fee or fees for each Fund, and the relevant breakpoints, are stated in the schedule opposite (fees are expressed as an annual rate) up to the maximum annual fee for investment management services.



Investment Management and Administration Fees Payable to GE Investment
Management:



                             Average Daily Net Assets of Fund
Name of Fund                           Annual Rate               Percentage

U.S. Equity Fund                  First $25 million                0.55%
Premier Growth Equity Fund        Next $25 million                 0.45%
Value Equity Fund                 Over $50 million                 0.35%
Mid-Cap Growth Fund

S&P 500 Index Fund                All Assets                       0.15%

Mid-Cap Value Equity Fund         First $25 million                0.65%
                                  Next $25 million                 0.60%
                                  Over $50 million                 0.55%

Small-Cap Value Equity Fund       First $25 million                0.70%
                                  Next $25 million                 0.65%
                                  Over $50 million                 0.60%

International Equity Fund         First $25 million                0.75%
                                  Next $50 million                 0.65%
                                  Over $75 million                 0.55%

Europe Equity Fund                First $25 million                0.75%
                                  Next $50 million                 0.65%
                                  Over $75 million                 0.55%

Emerging Markets Fund             First $50 million                1.05%
                                  Over $50 million                 0.95%

Income Fund                       First $25 million                0.35%
                                  Next $25 million                 0.30%
                                  Next $50 million                 0.25%
                                  Over $100 million                0.20%

Strategic Investment Fund         First $25 million                0.45%
                                  Next $25 million                 0.40%
                                  Over $50 million                 0.35%

Money Market Fund                 First $25 million                0.25%
                                  Next $25 million                 0.20%
                                  Next $50 million                 0.15%
                                  Over $100 million                0.10%

From time to time, GEIM may waive or reimburse advisory or administrative fees paid by a Fund.

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                                                                            47

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About the Funds' Portfolio Managers

Eugene Bolton is a Director and Executive Vice President of GE Investment Management. He manages the overall U.S. equity investments for GE Investment Management. He leads a team of portfolio managers for the U.S. Equity Fund. He has served in this capacity since commencement. Mr. Bolton joined GE Investment Management in 1984 as Chief Financial Officer and has been a portfolio manager since 1986.

David B. Carlson is a Senior Vice President of GE Investment Management. He is portfolio manager for the Premier Growth Equity Fund and manages equity investments for the Strategic Investment Fund. He has served in those capacities since each Fund's commencement. Since joining GE Investment Management in 1982, Mr. Carlson has held several positions.

Peter J. Hathaway is a Senior Vice President of GE Investment Management and portfolio manager for the Value Equity Fund. Mr. Hathaway has served in that capacity since the Fund's commencement and has over 36 years of investment experience. He has held several positions since joining GE Investment Management in 1985.

Ralph R. Layman is a Director and Executive Vice President of GE Investment Management. Mr. Layman leads a team of portfolio managers for the International Equity Fund and the Emerging Markets Fund. He manages the international equity investments for the Strategic Investment Fund. He has served in those capacities since each Fund's commencement. Mr. Layman joined GE Investment Management in 1991 as Executive Vice President for International Investments.

Robert A. MacDougall is a Director and Executive Vice President of GE Investment Management. He leads a team of portfolio managers for the Income Fund and the Money Market Fund. Mr. MacDougall also manages fixed income investments for the Strategic Investment Fund. He has served in those capacities since each Fund's commencement. Mr. MacDougall joined GE Investment Management in 1986 as Vice President.

Ralph E. Whitman is a Vice President of GE Investment Management and Portfolio Manager of the Mid-Cap Growth Fund. He has served in that capacity since December 1998. Mr. Whitman has more than 11 years of investment experience and has held positions with GE Investments since 1987.

Michael J. Solecki is a Vice President of GE Investment Management and portfolio manager of the Europe Equity Fund. He has served in that capacity since commencement. He has held several positions since joining GE Investment Management in 1990.

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48  GE Institutional
    Funds Prospectus
    About the Investment
    Adviser

-------------------------------------------------------------------------------

About the Sub-Advisers

GE Investment Management believes that it has the responsibility to make the best managers available to Fund shareholders at all times, whether that means accessing GE Investment Management's wealth of internal talent or using external talent (Sub-Advisers). When GE Investment Management feels the need to access specialists outside, it carefully investigates and engages Sub-Advisers with strong performance records and styles that match the investment objectives of the Funds. GE Investment Management is proud to engage the following Sub-Advisers to conduct the investment programs for the following Funds.


S&P 500 Index Fund

State Street Global Advisors
Two International Place
Boston, MA 02110

SSGA has served as the sub-adviser of S&P 500 Index Fund since its inception. SSGA, a division of State Street Bank and Trust Company, is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street managed more than $441 billion in assets as of September 30, 1998. State Street provides complete global investment management services from offices in the United States, London, Sydney, Hong Kong, Tokyo, Toronto, Montreal, Luxembourg, Melbourne, Paris, Dubai, Munich and Brussels.

The Fund is managed by a team of portfolio managers led by James B. May. Mr. May has been an investment officer and portfolio manager in the U.S. Structured Products Group of State Street since 1994.


Small-Cap Value Equity Fund

Palisade Capital Management, L.L.C. (Palisade)
One Bridge Plaza
Fort Lee, NJ 07024

Palisade has a history of managing small-cap equity portfolios and for several years has provided pension fund services to GE. The company has managed various institutional and private accounts with total assets in excess of $2.7 billion as of December 31, 1998. Palisade has managed the Small-Cap Value Equity Fund since inception. Although Palisade has no previous experience managing mutual fund portfolios, Palisade translates its experience from various institutional and private accounts to mutual funds.


The Fund is managed by an investment advisory committee (Senior Investment Committee) composed of the following members: Jack Feiler, Martin L. Berman, Steven E. Berman and Richard Meisenberg. Mr. Feiler, Chief Investment Officer at Palisade, has day-to-day responsibility for managing the Fund and works with the Senior Investment Committee in developing and executing the Fund's investment program. Mr. Feiler has more than 30 years of investment experience and has served as the principal small-cap portfolio manager at Palisade since the commencement of Palisade's operations in April 1995. Prior to joining Palisade, Mr. Feiler was a Senior Vice President-Investments at Smith Barney from 1990 to 1995.

                                                                    ----------
                                                                            49

------------------------------------------------------------------------------

Mid-Cap Value Fund

NWQ Investment Management Company (NWQ)
2049 Century Park East - 4th Floor
Los Angeles, CA 90067

NWQ is a wholly-owned subsidiary of United Asset Management Corporation, a company whose principal business is managing investments for institutional clients through 50 operating subsidiaries and acquiring investment management firms. NWQ is a manager of domestic investment portfolios for individual, union, corporate, municipal, endowment and foundation clients with 17 years of experience. As of December 31, 1998, NWQ had in excess of $8.13 billion of assets under management.

Jon D. Bosse is the Fund's portfolio manager and has served in that capacity since the Fund's inception. Mr. Bosse has more than 12 years of investment experience and has held the position of Director of Equity Research and Managing Director at NWQ since 1996. Prior to his joining NWQ, he spent ten years with ARCO Investment Management Company where he was director of equity research and managed a value-oriented portfolio. Previous to this, he spent four years in the corporate finance department of ARCO. Mr. Bosse is a Chartered Financial Analyst and a member of the Association for Investment Management and Research and the Los Angeles Society of Financial Analysts.

------------------------------------------------

50  GE Institutional
    Funds Prospectus
    About the Investment
    Adviser

-------------------------------------------------------------------------------

Prior Performance Information



Senior Investment Committee
of Palisade Capital Management,
L.L.C. (Sub-adviser to the Small-
Cap Value Equity Fund)



This performance information includes a composite of the performance of certain private accounts ("Accounts") managed by the Senior Investment Committee of Palisade Capital Management, L.L.C. (Palisade), the sub-adviser of the Small-Cap Value Equity Fund.



Each of the Accounts included in the composite has objectives, policies and strategies substantially similar to those of the Fund. The Accounts were managed by the Senior Investment Committee while at Palisade and during its previous employment with Smith Barney, Inc.



The Senior Investment Committee, which has operated together since July 1, 1993, consists of Jack Feiler, Martin L. Berman, Steven E. Berman and Richard Meisenberg. As is the case with the Small-Cap Value Equity Fund, Mr. Feiler was primarily responsible for management of the Accounts and worked with the Senior Investment Committee in developing and executing the Accounts' investment programs. No person other than the members of the Senior Investment Committee had a significant role in achieving the performance described.

                                                                    ----------
                                                                            51

------------------------------------------------------------------------------

Unlike management of the Accounts, the Senior Investment Committee's management of the Small-Cap Value Equity Fund will be subject to certain regulatory restrictions (e.g., limits on percentage of assets invested in a single issuer and industry and requirements on distributing income to shareholders) that did not apply to the Accounts. The Fund also will incur certain operating expenses that were not borne by the Accounts. In addition, the Fund will likely experience cash flows different from those of the Accounts. All of these factors may adversely affect the performance of the Fund and cause it to differ from that of the composite described opposite.



Calendar Year Total Return
Investment Committee Performance Composite

[BAR CHART]


                                 Composite                Russell 2000 Index

1993*                               10%                         12%
1994                                 4%                         -2%
1995                                32%                         28%
1996                                23%                         16%
1997                                26%                         22%
1998                                -3%                         -5%

 * Represents performance from 7/1/93 through 12/31/93



Average Annual Total Return
(as of December 31, 1998)

                                                 Russell
Period                  Composite               2000 Index

1 Year                   -2.55%                    -4.96%
3 Years                  13.91%                    11.58%
5 Years                  15.12%                    11.86%
Since 7/1/93             15.65%                    12.96%

Note A -- Performance Results. Performance results provided above for the period from July 1, 1993 to April 1, 1995 (commencement of Palisade's operations) reflect the performance of the Accounts while the Senior Investment Committee was employed as a separate operating group within Smith Barney Inc. Thereafter, performance results reflect the performance of the Accounts managed by the Senior Investment Committee while at Palisade.

Note B -- Composite. The composite performance is compared to the performance of the Russell 2000 Index, which is an unmanaged index of issuers with total market capitalizations between $4.4 million and $3.21 billion as of December 31, 1998. The information provided above for both the composite and the Index reflect the reinvestment of dividends and distributions. Unlike the Index performance information, however, the performance of the composite is net of fees and other expenses applicable to the Accounts. Expenses of the Small-Cap Value Equity Fund are expected to differ from those of the Accounts.



The Senior Investment Committee Performance Composite represents the performance of the Accounts, net of fees and other expenses, not the performance of the Small-Cap Value Equity Fund, and should not be considered an indication of future performance of the Fund.

------------------------------------------------

52  GE Institutional
    Funds Prospectus
    About the Investment
    Adviser

-------------------------------------------------------------------------------

Prior Performance Information



Jon Bosse
(Portfolio Manager of the
Mid-Cap Value Equity Fund)



This performance information includes a composite of the performance of certain private accounts and mutual funds ("Accounts") managed by Jon Bosse, the portfolio manager primarily responsible for the day-to-day management of the Mid-Cap Value Equity Fund. Each of the Accounts included in the composite has objectives, policies and strategies substantially similar to those of the Fund. The Accounts were managed by Mr. Bosse while he was employed with NWQ Investment Management Company (NWQ), the sub-adviser of the Fund, since October 1996 and during his previous employment with ARCO Investment Management Company ("ARCO") since January 1990. As is the case with the Fund, Mr. Bosse was primarily responsible for management of the Accounts and no other person had a significant role in achieving the performance described.

                                                                    ----------
                                                                            53

------------------------------------------------------------------------------

Unlike management of the private accounts included in the composite, Mr. Bosse's management of the Mid-Cap Value Equity Fund will be subject to certain regulatory restrictions (e.g., limits on percentage of assets invested in a single issuer and industry and requirements on distributing income to shareholders) that did not apply to the private accounts. The Fund also will incur certain operating expenses that were not borne by the private accounts. In addition, the Fund will likely experience cash flows different from those of the private accounts. All of these factors may adversely affect the performance of the Fund and cause it to differ from that of the composite described opposite.



Calendar Year Total Return
Portfolio Manager Performance Composite

[BAR CHART]

                                 Composite                S&P MidCap 400 Index

1990                                 1%                         -5%
1991                                54%                         50%
1992                                30%                         12%
1993                                20%                         14%
1994                                 9%                         -4%
1995                                39%                         31%
1996                                30%                         19%
1997                                35%                         32%
1998                                 9%                         19%



Average Annual Total Return
(as of December 31, 1998)

                                                          S&P MidCap
Period                           Composite                400 Index

1 Year                              8.34%                   19.1%
3 Years                            23.43%                   23.4%
5 Years                            23.12%                   18.8%
Since 1/1/90                       23.79%                   17.6%

Note A -- Performance Results. Performance results provided in the composite for the period from January 1, 1990 to August 31, 1996 reflect the performance of a single private account managed by Mr. Bosse ("ARCO Account") while he was employed as a portfolio manager at ARCO. Performance results for the month of September 1996 reflect the performance during that month of the portfolio of securities held in the ARCO Account at August 31, 1996 (when Mr. Bosse ceased managing the ARCO Account), assuming that no changes in the portfolio were made through the end of the month and dividend income from the portfolio securities was received. Because no actual portfolio of securities was managed during this one month period, performance results for September 1996 should be considered hypothetical. Performance results from October 1, 1996 (when Mr. Bosse commenced employment at NWQ and purchased for an NWQ private account substantially the same portfolio of securities held in the ARCO Account at August 31, 1996), reflect the performance of Accounts managed by Mr. Bosse while employed with NWQ.

Note B -- Composite. The performance results of the ARCO private account, including the hypothetical performance for September 1996, have been adjusted to reflect the maximum investment management fee of 1% per year that is applicable to the NWQ private accounts. The composite performance is compared to the performance of the S&P MidCap 400 Index, which is an unmanaged index of 400 domestic stocks selected for market size, liquidity and industry group representation. The information provided above for both the composite and the Index reflect the reinvestment of dividends and distributions. Unlike the Index performance information, however, the performance of the composite is net of applicable fees and other expenses. Expenses of the Mid-Cap Value Equity Fund are expected to differ from those of the Accounts.


The Portfolio Manager Performance Composite represents the performance of the Accounts, net of fees and other expenses, not the performance of the Mid-Cap Value Equity Fund, and should not be considered an indication of future performance of the Fund.

--------------------------------------------------

54  GE Institutional              How to Invest
    Funds Prospectus

--------------------------------------------------------------------------------

Investor Advantages



The GE Institutional Funds are designed primarily for institutional investors, such as corporations, foundations, endowments and trusts that manage various types of employee benefit plans as well as charitable, religious and educational institutions. The Funds offer two classes of shares - Service Class and Investment Class.



The Service Class and the Investment Class are identical except that the Service Class shares bear a 0.25% shareholder servicing and distribution fee under plan adopted pursuant to Rule 12b-1 ("12b-1 fee"), which requires fees be paid out of the assets of the class. The 12b-1 fee is intended to pay for the cost of promoting the Service Class shares and servicing your shareholder account.




Opening an Account

Investors must open an account before purchasing Fund shares. Investors may open an account by submitting an account application to the Distributor, the transfer agent or a broker-dealer, financial institution or investment adviser that has entered into a sales agreement with the Distributor ("Authorized Firms").

Investors may obtain an account application by calling the Funds at (800) 493-3042 or by writing to the Funds at:

GE Institutional Funds
P.O. Box 120065
Stamford, CT 06912-0065

For overnight package delivery, send to:

GE Institutional Funds
c/o National Financial Data Services Inc.
330 West 9th Street
Kansas City, MO 64105


How to Buy Shares

Once an account has been opened, an investor may purchase Fund shares from the Distributor or through an Authorized Firm. The Authorized Firm will be responsible for transmitting the investor's order to the transfer agent. Investors should contact their Authorized Firm for instructions.

Investors also may purchase Service Class shares directly from the transfer agent by wiring federal funds to: State Street Bank and Trust company (ABA #0110-0002-8) For: GE Institutional Funds - [Name of Fund] Account of:
[Investor's name, address, and account number].


Requests received in good order will be executed at the net asset value next calculated after receipt of an investment or transaction instructions. Purchase and redemption orders are executed only on days when the NYSE is open for trading. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

                                                                      ----------
                                                                              55

--------------------------------------------------------------------------------

Eligible Investors



The Distributor offers Fund shares to certain investors that meet the minimum investment requirements. The GE Institutional Funds are designed to appeal to institutional investors such as corporations, foundations, endowments and trusts established to fund employee benefit plans of various types as well as charitable, religious and educational institutions. GE Institutional Funds expects that most of the time each Fund will have relatively few shareholders (as compared with most mutual funds) but that these shareholders will invest substantial amounts in a Fund. Typical institutional investors may include banks, insurance companies, broker-dealers, investment advisers, trusts that fund qualified pension and profit-sharing plans (Section 401 of the Code), trusts that fund government employer non-qualified deferred compensation obligations (Section 457of the Code), trusts that fund charitable, religious and educational institutions (Section 501(c)(9) of the Code), non-government employers seeking to fund non-qualified deferred compensation obligations, and investment companies that are not affiliated persons of GE Institutional Funds (or affiliated persons of such persons).



Minimum Investment Requirement



The minimum initial investment in each Fund is $35 million for each investor or group of related investors. Related investors are investors that are affiliated persons of each other within the meaning of the 1940 Act except that a defined contribution plan that seeks recordkeeping, administration, investment education and communication services provided or paid by GE Financial Assurance Holdings, Inc. directly or indirectly through its wholly-owned subsidiary (a "full-service defined contribution plan") will not be considered a related investor of any other investor in GE Institutional Funds. That is, a full-service defined contribution plan must individually meet the minimum investment requirement. Common trust funds and collective trust funds of the same bank (or of affiliated banks) are considered related investors of each other and their bank(s). Likewise, separate accounts of the same insurance company (or of affiliated insurance companies) are related investors of each other and their insurance company or companies and clients whose assets are managed on a discretionary basis by the same bank, insurance company, investment adviser or broker-dealer are related investors of their manager. The Distributor also may treat institutional clients of a financial intermediary whose assets are managed on a non-discretionary basis or who are otherwise served by the intermediary (or its affiliate) as related investors of their manager or service provider where Fund shares are held by that intermediary in an omnibus account for its clients. There is no minimum investment requirement for subsequent purchases. If the value of an investor's, or group of related investors', investment in a Fund falls below $35 million for more than 120 days because of redemptions (and not because of market fluctuations or exchanges), the Distributor may, in its sole discretion, refuse to sell additional Fund shares to such investor (other than reinvestment of dividends and capital gains distributions). The minimum investment requirement is waived for each investor or group of related investors so long as such person or group has invested at least (i) $100 million in one or more investment portfolios or accounts that are advised by GE Investment Management and/or GEIC and at least $35 million of this $100 million amount is invested in GE Institutional Funds or (ii) $5 billion in one or more investment portfolio or accounts that are advised by GE Investment Management and/or GEIC. If the value of such investor's, or group of related investors', investment portfolios and accounts that are advised by GE Investment Management and /or GEIC or investment in GE Institutional Funds falls below the required amount for more than 120 days because of redemptions (and not because of market fluctuations or exchanges), the Distributor may, in its sole discretion, refuse to sell additional Fund shares to such investor (other than reinvestment of dividends and capital gains distributions). The minimum investment requirement is waived for up to three years from the date of initial purchase of Fund shares for certain investors or groups of related investors having (i) at least $100 million of investment assets within six months from the date of the initial purchase of Fund shares, provided they invest in only one Fund, (ii) at least $200 million of investment assets within six months from the

--------------------------------------------------

56  GE Institutional
    Funds Prospectus

    How to Invest

--------------------------------------------------------------------------------

date of the initial purchase of Fund shares, provided they invest in no more than two Funds, and (iii) at least $500 million of investment assets within six months from the date of the initial purchase of Fund shares, for which they may invest in any number of Funds. If such an investor does not have the applicable amount of investment assets within the six-month period, the Distributor may, in its sole discretion, refuse to sell additional Fund shares to such investor (other than reinvestment of dividends and capital gains distributions). Even if the investor has the applicable amount of investment assets within the six-month period, the Distributor may refuse to sell to such investor additional Fund shares (other than reinvestment of dividends and capital gains distributions), if such investor has not satisfied the $35 million minimum investment requirement within three years.



For a bank, insurance company, broker-dealer, investment adviser or other financial intermediary establishing an omnibus account for investment in the Funds by its clients, the amount of investment assets is determined either by
(i) aggregating Client Assets (defined below) over which it has investment discretion or (ii) aggregating Client Assets of any institution described under "Eligible Investors" which are managed by it on a non-discretionary basis or for which it (or its affiliates) provides recordkeeping, shareholder servicing or other administrative services. "Client Assets" means the assets of any client of a financial intermediary that has invested in the Trust.

Purchases in-Kind: Investors may purchase shares in amounts of $5 million or more with either cash or investment securities acceptable to the appropriate Fund. The Funds' Distributor would inform you of the securities acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Fund shares of equal value. The Funds reserve the right to require the Distributor to suspend the offering of shares of the Emerging Markets Fund or International Equity Fund for cash in amounts greater than $5 million and of the other non-money market Funds in amounts above $10 million.


How To Redeem Shares: An investor may redeem all or a portion of the shares on any day that the Fund is open for business. Redemption requests received in good order on that day will be effected at the net asset value next determined after the close of regular trading on the NYSE. Redemption requests received in proper form after the close of business of the NYSE will be effected at the net asset value as next determined. Investors must specify the class of shares to be redeemed if they hold both Service Class and Investment Class shares of a Fund.


If You Invested With an Investment Professional: Shares purchased with the assistance of an investment professional may be redeemed either by the investment professional or the shareholder of record. Please see your account statement for the telephone number of your investment professional. Or call Shareholder Services directly at (800) 493-3042.

Redemptions by Mail

If an investor is the shareholder of record, he or she may redeem shares by written redemption request. Your written request should:

o state the Fund to be redeemed, share class, number of shares or specific dollar amount

o state your account number

o be signed by an authorized person exactly as registered



o contain a signature guarantee for redemptions of more than $50,000 that are:

1. mailed to a different address from that on record

2. paid to someone other than the shareholder of record

3. to be wired to a financial institution; or

4. to be mailed to an address that was changed within the past 30 days

                                                                      ----------
                                                                              57

--------------------------------------------------------------------------------

Mail your request to the appropriate address:

GE Institutional Funds
P.O. Box 120065
Stamford, CT 06912-0065

For overnight package delivery, send to:

GE Institutional Funds
c/o National Financial Data Services Inc.
330 West 9th Street
Kansas City, MO 64105

How to Exchange Shares

You may exchange shares of one GE Institutional Fund for the same class of another GE Institutional Fund or for a different class of the same or another GE Institutional Fund. Exchanges are permitted provided that the acquired Fund is an investment option available to the investor requesting the exchange and the investor meets the minimum investment requirement. The Funds may terminate the exchange privilege upon 60 days written notice to shareholders.

An exchange is a sale and purchase of shares for tax purposes. You may have a taxable gain or loss when you exchange your shares. You may exchange shares by writing the Funds at the appropriate address listed above.

Redemptions in Kind

Large redemptions that exceed $250,000 or 1% of a Fund's assets may be considered detrimental to the Fund's existing shareholders. Therefore, the Fund may require that you take a "distribution in kind" upon redemption and may give you portfolio securities instead of cash proceeds. Such Fund portfolio securities will have to be sold through a broker and you may incur transaction costs when you sell them. The Funds will redeem shares in kind at your request.

Signature Guarantees


All signature guarantees must be executed by a commercial bank, trust company, broker, dealer credit union, national securities exchange or registered association, clearing agency or savings association. The Funds may require additional information for redemptions made by corporations, executors, administrators, trustees, guardians or persons utilizing a power of attorney. A redemption request will not be deemed received in good order until GE Institutional Funds has received all information typically required to assure the security of a particular account.


Shareholder Servicing and Distribution Plan

GE Institutional Funds has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class Shares of each Fund. Under the Plan, GE Institutional Funds will pay GE Investment Management, with respect to the Service Class shares of a Fund, fees for shareholder and distribution services provided to that class of shares at an annual rate of .25% of the value of the average daily net assets of such Fund attributable to the Service Class shares. Fees to be paid with respect to the Funds under the Plan will be calculated daily and paid monthly. The annual fees payable with respect to the Service Class shares of a Fund are intended to compensate GE Investment Management, or enable GE Investment Management to compensate other persons ("Service Providers"), for providing ongoing service and/or maintenance of the accounts of shareholders of the Fund ("Shareholder Services") and to compensate GE Investment Management, or enable GE Investment Management to compensate Service Providers, including any distributor of shares of the Fund, for providing services that are primarily intended to result in, or that are primarily attributable to, the sale of shares of the Fund ("Selling Services"). Because these fees are paid out of a Fund's assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

--------------------------------------------------------------

58  GE Institutional              Dividends, Capital Gains
    Funds Prospectus              and Other Tax Information

--------------------------------------------------------------------------------

Most GE Institutional Funds pay dividends from net investment income and from net capital gains once each year. Unless you instruct a Fund to mail dividends from net investment income and net capital gains to you, they will be reinvested in your account. There are no fees or charges to reinvest dividends.

The Funds are subject to a 4% excise tax on undistributed net investment income and net capital gains. To avoid this tax, the Funds may pay dividends from net investment income and net capital gains more frequently.

As a result of the different service fees applicable to the Funds' classes, dividends and distributions for each class will differ.

Taxes

Tax issues can be complicated. We suggest you see your investment professional or tax advisor for any questions you may have.

Except for investments in tax-deferred accounts, dividends and distributions from net investment income and short-term capital gains are taxed as ordinary income. Long-term capital gains are taxed at the long-term capital gains rate, whether you reinvest your dividends or distributions or have it paid to you. Distributions are taxable at different rates depending on the length of time a Fund holds its investments. Distributions will be taxed, regardless of whether they are received in cash or reinvested.

Fund                               Distribution Schedule
----------------------------------------------------------------------------

U.S. Equity Fund                   o  Dividends are declared and paid annually.

S&P 500 Index Fund                 o  Short-term and long-term capital gains,
                                   if any, are declared and paid annually.

Premier Growth Equity Fund

Value Equity Fund

Mid-Cap Growth Fund

Mid-Cap Value Equity Fund

Small-Cap Value Equity Fund

International Equity Fund

Europe Equity Fund

Emerging Markets Fund

Strategic Investment Fund

--------------------------------------------------------------------------------

Income Fund                        o Dividends are declared daily and paid-
                                   monthly.

Money Market Fund                  o Short-term and long-term capital gains, if
                                   any, are declared and paid annually.

                                                                      ----------
                                                                              59

--------------------------------------------------------------------------------

Tax Statement

You will receive an annual statement summarizing your dividend and capital gains distributions. Please consult a tax advisor if you have questions about your specific tax situation.

Backup Withholding

If you do not provide complete and certified taxpayer identification information, each Fund is obligated by law to withhold 31% of Fund distributions.

Calculating Share Value

Fund shares are sold at net asset value (NAV). The NAV of each share class is calculated at the close of regular trading on the New York Stock Exchange
(NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NAV per share class for Funds (other than the Money Market Fund) is determined by adding the value of the Fund's investments, cash, and other assets attributable to that class, subtracting its liabilities, and then dividing the result by the number of that class' outstanding shares.

A Fund's portfolio securities are valued most often on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Some debt securities are valued using dealers and pricing services. Municipal bond valuations are based on prices supplied by a qualified municipal pricing service. The prices are composed of the mean average of the bid and ask prices on the secondary market. All portfolio securities of the Money Market Fund and any short-term securities held by any other Fund with remaining maturities of sixty days or less are valued on the basis of amortized cost. A Fund's written or purchased options are valued at the last sales price of the day. If no sales occurred, the options are valued at the last traded bid price. A Fund's NAV may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

If quotations are not readily available for any security, or if the value of a security has been materially affected by events occurring after the closing of a market, the security may be valued by using procedures approved by a Fund's Board of Trustees that they believe accurately reflects "fair value."

-----------------------------------------------

60  GE Institutional              Financial
    Funds Prospectus              Highlights

    Appendix

-------------------------------------------------------------------------------

The financial highlights tables that follow are intended to help you understand a Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.


U.S. Equity Fund
                                                                  9/30/98*
Inception date                                                    11/25/97
Net Asset Value, Beginning of Period                                $10.00
Income from Investment Operations:
   Net Investment Income (Loss)                                      0.11
   Net Gains (Losses) on Investments (both realized and unrealized)  0.52
Total Income (Loss) From Investment Operations                       0.63
Less Distributions:
   Dividends (from net investment income)                            0.01
Total Distributions                                                  0.01
Net Asset Value, End of Period                                     $10.62

Total Return (a)                                                     6.28%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)                      $114,553
   Ratio of Net Expenses to Average Net Assets**                     0.42%
   Ratio of Net Investment Income to Average Net Assets**            1.21%
   Portfolio Turnover Rate                                             29%

                                                                    ----------
                                                                            61

------------------------------------------------------------------------------

S&P 500 Index
Fund
                                                                 9/30/98*
Inception date                                                   11/25/97
Net Asset Value, Beginning of Period                               $10.00
Income from Investment Operations:
   Net Investment Income (Loss)                                      0.14
   Net Gains (Losses) on Investments (both realized and unrealized)  0.72
Total Income (Loss) From Investment Operations                       0.86
Less Distributions:
   Dividends (from net investment income)                            0.01
Total Distributions                                                  0.01
Net Asset Value, End of Period                                     $10.85

Total Return (a)                                                     8.63%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)                       $20,186
   Ratio of Net Expenses to Average Net Assets**                     0.15%
   Ratio of Net Investment Income to Average Net Assets**            1.57%
   Portfolio Turnover Rate                                              1%


Mid-Cap
Growth Fund

                                                                  9/30/98*
Inception date                                                    11/25/97
Net Asset Value, Beginning of Period                                $10.00
Income from Investment Operations:
   Net Investment Income (Loss)                                      0.04
   Net Gains (Losses) on Investments (both realized and unrealized) (1.16)
Total Income (Loss) From Investment Operations:                     (1.12)
Less Distributions
   Dividends (from net investment income)                            0.01
Total Distributions                                                  0.01
Net Asset Value, End of Period                                      $8.87

Total Return (a)                                                   (11.25%)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)                       $13,208
   Ratio of Net Expenses to Average Net Assets**                     0.55%
   Ratio of Net Investment Income to Average Net Assets**            0.53%
   Portfolio Turnover Rate                                             14%

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62  GE Institutional              Financial
    Funds Prospectus              Highlights

    Appendix

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Small-Cap
Value Equity Fund

                                                                  9/30/98*
Inception date                                                      8/3/98
Net Asset Value, Beginning of Period                                $10.00
Income from Investment Operations:
   Net Investment Income (Loss)                                      0.02
   Net Gains (Losses) on Investments (both realized and unrealized) (1.11)
Total Income (Loss) From Investment Operations                      (1.09)
Less Distributions:
   Dividends (from net investment income)                            0.00
Total Distributions                                                  0.00
Net Asset Value, End of Period                                      $8.91

Total Return (a)                                                   (10.90%)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)                        $9,056
   Ratio of Net Expenses to Average Net Assets**                     0.70%
   Ratio of Net Investment Income to Average Net Assets**            1.68%
   Portfolio Turnover Rate                                             19%




International Equity Fund                                        9/30/98*
Inception date                                                   11/25/97
Net Asset Value, Beginning of Period                               $10.00
Income from Investment Operations:
   Net Investment Income (Loss)                                      0.14(b)
   Net Gains (Losses) on Investments (both realized and unrealized) (0.07)(b)
Total Income (Loss) From Investment Operations                       0.07
Less Distributions:
   Dividends (from net investment income)                            0.01
Total Distributions                                                  0.01
Net Asset Value, End of Period                                     $10.06

Total Return (a)                                                     0.66%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)                      $114,414
   Ratio of Net Expenses to Average Net Assets**                     0.64%
   Ratio of Net Investment Income to Average Net Assets**            1.72%
   Portfolio Turnover Rate                                             53%

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                                                                    ----------
                                                                            63

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Emerging Markets
Fund

                                                                 9/30/98*
Inception date                                                   11/25/97
Net Asset Value, Beginning of Period                               $10.00
Income from Investment Operations:
   Net Investment Income (Loss)                                      0.07
   Net Gains (Losses) on Investments (both realized and unrealized) (3.26)
Total Income (Loss) From Investment Operations                      (3.19)
Less Distributions:
   Dividends (from net investment income)                            0.03
Total Distributions                                                  0.03
Net Asset Value, End of Period                                      $6.78

Total Return (a)                                                   (31.96%)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)                        $5,063
   Ratio of Net Expenses to Average Net Assets**                     0.82%
   Ratio of Net Investment Income to Average Net Assets**            1.05%
   Portfolio Turnover Rate                                             77%


Income Fund

                                                                 9/30/98*
Inception date                                                   11/21/97
Net Asset Value, Beginning of Period                               $10.00
Income from Investment Operations:
   Net Investment Income (Loss)                                      0.51
   Net Gains (Losses) on Investments (both realized and unrealized)  0.39
Total Income (Loss) From Investment Operations                       0.90
Less Distributions:
   Dividends (from net investment income)                            0.51
Total Distributions                                                  0.51
Net Asset Value, End of Period                                     $10.39

Total Return (a)                                                     9.21%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)                       $71,444
   Ratio of Net Expenses to Average Net Assets**                     0.31%
   Ratio of Net Investment Income to Average Net Assets**            5.81%
   Portfolio Turnover Rate                                            323%

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64  GE Institutional              Financial
    Funds Prospectus              Highlights

    Appendix

-------------------------------------------------------------------------------

Money Market
Fund

                                                                 9/30/98*
Inception date                                                    12/2/97
Net Asset Value, Beginning of Period                                $1.00
Income from Investment Operations:
   Net Investment Income (Loss)                                      0.04
   Net Gains (Losses) on Investments (both realized and unrealized)  0.00
Total Income (Loss) From Investment Operations                       0.04
Less Distributions:
   Dividends (from net investment income)                            0.04
Total Distributions                                                  0.04
Net Asset Value, End of Period                                      $1.00

Total Return(a)                                                      4.53%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)                        $7,102
   Ratio of Net Expenses to Average Net Assets**                     0.25%
   Ratio of Net Investment Income to Average Net Assets**            5.33%
   Portfolio Turnover Rate                                            N/A




Notes to
Financial Highlights
(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains, and assume no sales charge. Periods less than one year are not annualized.
(b) As a result of the timing of purchases and sales of Fund shares, per share amounts do not accord with aggregate amounts appearing in the Statement of Changes in the Funds' Annual Report.
*    Information is for the period from Inception date through September 30,
     1998.
**   Annualized for periods less than one year.

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-----------------------------
    GE Institutional Funds
    Prospectus

--------------------------------------------------------------------------------



Investment Adviser                            GE Investment Management Incorporated
                                              3003 Summer Street
                                              P.O. Box 7900
                                              Stamford, CT 06904

Transfer Agent and Custodian                  State Street Bank and Trust Company
                                              225 Franklin Street
                                              Boston, MA 02101

Distributor                                   GE Investment Distributors, Inc.
                                              777 Long Ridge Road, Building B
                                              Stamford, CT 06927

If you wish to know more                      You will find additional information about the GE
                                              Institutional Funds in the following documents:

                                              Annual/Semi-Annual Reports to Shareholders: These
                                              reports detail the Funds' actual investments as of
                                              the report date. Reports usually include performance
                                              numbers, a discussion of market conditions and
                                              investment strategies that affected Fund performance
                                              during the Funds' last fiscal year.

                                              Statement of Additional Information (SAI): The SAI
                                              contains additional information about the Funds and
                                              their investment strategies and policies and is
                                              incorporated by reference (legally considered part of
                                              the prospectus). The SAI is on file with the Securities
                                              and Exchange Commission (SEC).

                                              You may visit the SEC's Internet Website
                                              (http://www.sec.gov) to view the SAI and other
                                              information. Also, you can obtain copies of this
                                              information by sending your request and duplicating
                                              fee to the SEC's Public Reference Section,
                                              Washington, D.C. 20549-6009. You may review and copy
                                              information about the Funds, including the SAI, at
                                              the SEC's Public Reference Room in Washington, D.C.
                                              To find out more about the public reference room,
                                              call the SEC at 1-800-SEC-0330.

                                              You may obtain a free copy of the SAI or the Funds'
                                              annual/semiannual report and make shareholder
                                              inquiries by contacting:

                                              GE Investment Distributors, Inc.
                                              777 Long Ridge Road, Building B
                                              Stamford, CT 06927

                                              Telephone 1-800-493-3042

                                              Website http://www.ge.com/mutualfunds


                Investment Company Act file number: 811-08257

GE INST-PRO-1